10-K Stock-Based Compensation - Target grants of shares outstanding (Details) - Performance Share Awards	Dec. 31, 2022 shares
February 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Target Grant of Shares (in shares)	34,655
February 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Target Grant of Shares (in shares)	34,946